CONVERTIBLE DEBENTURES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
CONVERTIBLE DEBENTURES

NOTE 5 – CONVERTIBLE DEBENTURES

The Company has entered into various convertible notes with substantially the same terms. In the event that the Company issues and sells shares of a class of its equity securities (“Equity Securities”) to investors (the “Investors”) on or before the Maturity Date in an equity financing or series of equity financings with total proceeds to the Company of not less than $1,700,000 (excluding the conversion of the Notes), and with the principal purpose of raising capital (a “Qualified Financing”), then the outstanding principal balance of this Note and accrued interest thereon (the “Conversion Amount”) shall convert in whole without any further action by the Holder, at the Holder’s election, into (A) the securities issued to the investors in the Qualified Financing, or (B) any other class of Equity Securities of the Company then authorized as outstanding at a conversion price (the “Conversion Price”) equal to lesser of (a) the product of price per share paid by the Investors purchasing the Equity Securities multiplied by the Applicable Discount (as defined), or (b) the price determined by dividing $3,250,000 by the Fully Diluted Capitalization (as defined) as of immediately prior to the Qualified Financing. If, prior to the Maturity Date and the occurrence of a Qualified Financing, a Change in Control (as defined) of the Company occurs, then upon the closing of such Change of Control, the Holder shall be entitled to receive the greater of (a) all outstanding accrued interest plus 1.5 times the outstanding principal and accrued interest on this Note, or (b) the amount the Holder would receive if the Conversion Amount had converted into such class of authorized and/or outstanding shares of the Company as the Holder may elect immediately prior to the closing of the Change in Control at a price determined by dividing $3,250,000 by the Fully Diluted Capitalization as of immediately prior to the closing of the Change in Control.

One note in the amount of $203,040 bears interest at the rate of 8% per year. The remaining notes bear interest at 6% per year. The notes have maturity dates of three years from the date of issuance through June 2020. As of June 30, 2017 and December 31, 2016, accrued interest related to these convertible debentures was $241,054 and $178,209, respectively. Convertible notes aggregating $80,000 are held by stockholders as of June 30, 2017 and December 31, 2016.

In connection with the acquisition of 100% of our common stock described in Note 8, all debentures and related accrued interest were converted into common stock prior to the acquisition.

NOTE 5 – CONVERTIBLE DEBENTURES

The Company has entered into various convertible notes with substantially the same terms. In the event that the Company issues and sells shares of a class of its equity securities (“Equity Securities”) to investors (the “Investors”) on or before the Maturity Date in an equity financing or series of equity financings with total proceeds to the Company of not less than $1,700,000 (excluding the conversion of the Notes), and with the principal purpose of raising capital (a “Qualified Financing”), then the outstanding principal balance of this Note and accrued interest thereon (the “Conversion Amount”) shall convert in whole without any further action by the Holder, at the Holder’s election, into (A) the securities issued to the investors in the Qualified Financing, or (B) any other class of Equity Securities of the Company then authorized as outstanding at a conversion price (the “Conversion Price”) equal to lesser of (a) the product of price per share paid by the Investors purchasing the Equity Securities multiplied by the Applicable Discount (as defined), or (b) the price determined by dividing $3,250,000 by the Fully Diluted Capitalization (as defined) as of immediately prior to the Qualified Financing. If, prior to the Maturity Date and the occurrence of a Qualified Financing, a Change in Control (as defined) of the Company occurs, then upon the closing of such Change of Control, the Holder shall be entitled to receive the greater of (a) all outstanding accrued interest plus 1.5 times the outstanding principal and accrued interest on this Note, or (b) the amount the Holder would receive if the Conversion Amount had converted into such class of authorized and/or outstanding shares of the Company as the Holder may elect immediately prior to the closing of the Change in Control at a price determined by dividing $3,250,000 by the Fully Diluted Capitalization as of immediately prior to the closing of the Change in Control.

One note in the amount of $203,040 bears interest at the rate of 8% per year. The remaining notes bear interest at 6% per year. The notes have maturity dates of three years from the date of issuance through November 2019. As of December 31, 2016 and 2015, accrued interest related to these convertible debentures was $178,209 and $86,431, respectively. Convertible notes aggregating $80,000 and $30,000 are held by stockholders as of December 31, 2016 and 2015, respectively.

Long term debt at December 31, 2016 matures as follows:

Year ending December 31, 2018	$291,000
Year ending December 31, 2019	989,000
$1,280,000

In connection with the acquisition of 100% of our common stock described in Note 10, all debentures and related accrued interest were converted into common stock prior to the acquisition.